Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Summary of Other Financial Assets and Liabilities

11(a)Other financial assets and liabilities

	As of December 31,
	2020	2019
	US$’000	US$’000
Financial assets at fair value through other comprehensive income
Equity instrument (Note 11(d))	2,271	4,062
	2,271	4,062
Financial liabilities at fair value through profit or loss
Foreign exchange forward contracts (Note 11(c))	—	3
	—	3

Disclosure Of Financial Instruments [Line Items]
Summary of Interest-bearing Loans and Borrowings

	As of December 31,
	2020				2019
	Interest rate	Maturity	Local currency		Interest rate	Maturity	Local currency
	%		‘000	US$’000%			‘000	US$’000
Interest-bearing loans and borrowings
Bank loans	3.07	Mar. 2045	AUD$4,883	3,764	—	—	—	—
Bank loans	4.50 ~ 4.90	Jun. 2021	RMB$17,800	2,736	5.00 ~ 5.50	Mar. 2020 ~ Sept. 2020	RMB$20,400	2,929
Trust receipt	0.9 ~ 1.0	Mar. 2021	THB$74,176	2,488	1.90 ~ 2.70	Jan. 2020 ~ Jun. 2020	THB$161,018	5,423
Trust receipt	2.32	Apr. 2021	SGD$6,332	4,793	3.05	Feb. 2020 ~ Apr. 2020	SGD$4,042	3,004
Total				13,781				11,356

Foreign Currency Forward Contracts

The forward contract balance varies with the expected foreign currency transactions and changes in foreign exchange rate.

	2020		2019
	Assets	Liabilities	Assets	Liabilities
	US$’000	US$’000	US$’000	US$’000
Foreign currency forward contracts
Fair value	—	—	—	3

Comparison of Carrying Amounts and Fair Value of Financial Instruments

Set out below is a comparison of the carrying amounts and fair value of the Company’s financial instruments that are carried in the financial statements:

	Carrying amount		Fair value
	As of December 31,		As of December 31,
	2020	2019	2020	2019
	US$’000	US$’000	US$’000	US$’000
Financial assets-current
Financial assets at amortized cost
Cash and cash equivalents	52,237	53,673	52,237	53,673
Trade receivables	82,071	74,077	82,071	74,077
Other receivables	6,192	6,868	6,192	6,868
Due from related parties	10,982	11,566	10,982	11,566
Financial assets-non-current
Financial assets at fair value through other comprehensive income	2,271	4,062	2,271	4,062
Financial assets at amortized cost
Long-term bank deposits*	1,879	1,246	1,879	1,246
Total	155,632	151,492	155,632	151,492

Financial liabilities-current
Liabilities at amortized cost
Interest-bearing loans and borrowings	10,131	11,356	10,131	11,356
Trade and other payables	27,370	16,879	27,370	16,879
Due to related parties	10,620	3,284	10,620	3,284
Lease liabilities	551	574	551	574
Financial liabilities at fair value through profit or loss	—	3	—	3
Financial liabilities-non-current
Liabilities at amortized cost
Interest-bearing loans and borrowings	3,650	—	3,650	—
Lease liabilities	1,783	2,254	1,783	2,254
Total	54,105	34,350	54,105	34,350
* included in other non-current assets
(i)	Methods and assumptions used to estimate fair value

Description of Significant Unobservable Inputs to Valuation
(ii)	Description of significant unobservable inputs to valuation

	Valuation technique	Significant unobservable inputs	Liquidity discount (2020 and 2019)	Sensitivity of the input to fair value
				2020	2019
Financial asset
Unquoted equity instrument	Market Approach Method	Liquidity Discount	30%	5% decrease in the discount would increase in fair value by $162	5% decrease in the discount would increase in fair value by $290

Significant unobservable inputs (Level 3) [Member] | Equity instrument as financial assets at fair value through other comprehensive income [Member]
Disclosure Of Financial Instruments [Line Items]
Fair Value of Assets

The Company carries the equity instrument as financial assets at fair value through other comprehensive income classified as level 3 within the fair value hierarchy.  A reconciliation of the beginning and closing balances is summarized below:

	2020	2019
	US$’000	US$’000
At January 1	4,062	2,332
Re-measurement financial assets to fair value, recognized in other comprehensive income/(loss)	(1,789)	1,670
Exchange difference on translation	(2)	60
At December 31	2,271	4,062